Commitments	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Commitments
COMMITMENTS
At December 31, 2018, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating leases (building, vehicle and equipment) (1)	35.3	64.5	54.3	194.5	348.6
Transportation commitments	16.3	24.8	22.7	26.2	90.0
Total contractual commitments	51.6	89.3	77.0	220.7	438.6

(1)	Included in operating leases are recoveries of rent expense on office space the Company has subleased of $44.8 million.
At December 31, 2017, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating leases (building and vehicle) (1)	30.2	53.1	52.1	217.0	352.4
Transportation commitments	17.8	29.6	22.9	37.4	107.7
Total contractual commitments	48.0	82.7	75.0	254.4	460.1

(1)	Included in operating leases are recoveries of rent expense on office space the Company has subleased of $50.6 million.